Investment Strategy - Spyglass Growth Fund	Apr. 30, 2026
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Fund seeks to achieve its investment objective by investing in a non-diversified portfolio of common stocks of U.S. growth companies. The Fund may also invest in other equity securities, including stocks offered in initial public offerings (“IPOs”) and shares of real estate investment trusts (“REITs”). The Fund may invest in foreign securities, including sponsored American Depositary Receipts (“ADRs”), which are certificates typically issued by a bank or trust company that represent ownership of securities in non-U.S. companies. The Fund may invest in companies of any size, but typically invests in securities of issuers with market capitalizations between $2 billion and $12 billion. The Fund invests for the long-term, meaning the Fund may hold securities in its portfolios with market capitalizations that have grown beyond their value at time of purchase. The Fund generally holds a focused portfolio of 25 companies, although from time to time the Fund may hold fewer or more stocks depending on the Advisor’s assessment of the investment opportunities available. The Fund typically holds significant investments in the Information Technology sector, in particular. To mitigate risk, the Fund limits position sizes generally to 7% or less of the Fund’s assets and implements sector limits at 25% of the Fund’s assets.
The Advisor seeks to identify companies from the Fund’s investable universe of U.S. growth companies with market capitalizations between $2 billion and $12 billion that it believes have potential for above-average revenue and/or earnings growth through thoughtful, disciplined, bottom-up fundamental research and comprehensive due diligence. The Advisor purchases securities for the Fund when it believes the market has not already reflected these growth expectations in the current stock price, considering factors such as: substantial growth at a faster rate than the wider economy; identifiable competitive advantages; ability to take market share from competitors; attractive and improving margins; sustainable above-average revenue and earnings growth; and entrepreneurial management teams.
The Advisor also considers and incorporates material environmental, social, and governance (“ESG”) principles into its bottom-up research process using its own proprietary ESG research. The Advisor does not make investment decisions based solely on its proprietary ESG research. Rather, the Advisor includes ESG research as part of its overall assessment of a company and investment decision-making, and considers material ESG risks and opportunities in relation to their financial impact on a company’s potential value. The Advisor also screens out companies based on the Advisor’s responsible investing criteria. There are no universally accepted ESG factors, and the Advisor will consider them at its discretion.
When evaluating a security for sale, the Advisor considers the same factors it uses in evaluating a security for purchase and generally sells a security when the price approaches fair value or when the Advisor believes such securities no longer meet its investment criteria.
Strategy Portfolio Concentration [Text]	The Fund typically holds significant investments in the Information Technology sector, in particular. To mitigate risk, the Fund limits position sizes generally to 7% or less of the Fund’s assets and implements sector limits at 25% of the Fund’s assets.